Acquisitions (Details) (USD $)	3 Months Ended													6 Months Ended			9 Months Ended		12 Months Ended				0 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended		0 Months Ended					0 Months Ended	3 Months Ended		6 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Dec. 14, 2012 NEK Special Programs Group LLC (NEK)	Dec. 31, 2012 NEK Special Programs Group LLC (NEK)	Mar. 31, 2013 NEK Special Programs Group LLC (NEK)	Mar. 31, 2012 NEK Special Programs Group LLC (NEK)	Mar. 31, 2013 NEK Special Programs Group LLC (NEK)	Mar. 31, 2012 NEK Special Programs Group LLC (NEK)	Dec. 14, 2012 NEK Special Programs Group LLC (NEK) Minimum item	Dec. 14, 2012 NEK Special Programs Group LLC (NEK) Maximum	Dec. 14, 2012 NEK Special Programs Group LLC (NEK) Customer relationships	Dec. 14, 2012 NEK Special Programs Group LLC (NEK) Corporate trade names	Dec. 14, 2012 NEK Special Programs Group LLC (NEK) Non-compete agreements	Jan. 24, 2013 Next Bus	Mar. 31, 2013 Next Bus	Mar. 31, 2012 Next Bus	Mar. 31, 2013 Next Bus	Mar. 31, 2012 Next Bus	Jan. 24, 2013 Next Bus Customer relationships	Jan. 24, 2013 Next Bus Corporate trade names	Jan. 24, 2013 Next Bus Acquired technology	Jan. 24, 2013 Next Bus Backlog
Acquisitions
Number of employees hired																													200
Net sales	$ 364,305,000	$ 359,687,000	$ 365,397,000	$ 339,645,000	$ 316,766,000	$ 343,021,000	$ 322,787,000	$ 347,889,000	$ 281,884,000	$ 353,996,000	$ 325,118,000	$ 272,483,000	$ 246,595,000	$ 677,676,000	$ 656,411,000	$ 630,967,000		$ 953,691,000	$ 1,381,495,000	$ 1,295,581,000	$ 1,198,192,000	$ 1,025,924,000			$ 9,100,000		$ 9,600,000								$ 1,500,000		$ 1,500,000
Net loss after taxes	27,210,000			23,448,000	20,739,000	14,674,000	22,106,000	28,869,000	18,255,000	16,588,000	16,730,000	26,940,000	11,836,000	39,729,000	44,187,000	47,816,000	70,273,000	69,885,000	92,104,000	83,904,000	72,094,000	63,145,000			(300,000)		(300,000)								(300,000)		(300,000)
Transaction related costs																									400,000		400,000								200,000		200,000
Cost of acquisition net																							52,000,000											20,700,000
Fair value of consideration transferred																							52,600,000											20,000,000
Cash paid for acquisition																								33,100,000
Current asset recorded	704,850,000	712,726,000	694,630,000	687,141,000	649,874,000	676,106,000	635,962,000	615,953,000	557,093,000	680,224,000	631,063,000	650,378,000	57,030,000	704,850,000	687,141,000	615,953,000	694,630,000	635,962,000	712,726,000	676,106,000	680,224,000	591,187,000
Estimated current liability of additional cash consideration																								19,500,000
Additional cash consideration accelerated if certain event occurs																								7,800,000
Fair value of additional contingent cash consideration																								11,700,000
Period within which contingent consideration will be paid																													6 months	9 months
Purchase price allocation
Amortizable intangible assets																															13,300,000	4,900,000	200,000						8,800,000	1,000,000	1,300,000	1,700,000
Accounts receivable - billed																							3,100,000
Accounts receivable - unbilled																							7,700,000
Accounts receivable, net																																		2,200,000
Accounts payable and accrued expenses																							(3,000,000)											(1,200,000)
Deferred tax liabilities, net																																		(4,700,000)
Other net liabilities assumed																							(400,000)											(1,400,000)
Net identifiable assets acquired																							25,800,000											7,700,000
Goodwill																							26,800,000											12,300,000
Total																							52,600,000											20,000,000
Weighted average useful life of intangible assets																			6 years						4 years												5 years
Estimated amortization expense related to the intangible assets
2013		12,246,000																	12,246,000						3,000,000		3,000,000								1,200,000		1,200,000
2014		9,330,000																	9,330,000						3,400,000		3,400,000								1,600,000		1,600,000
2015		6,495,000																	6,495,000						2,900,000		2,900,000								1,500,000		1,500,000
2016		3,802,000																	3,802,000						2,400,000		2,400,000								1,400,000		1,400,000
2017		1,962,000																	1,962,000						1,900,000		1,900,000								1,300,000		1,300,000
Unaudited pro forma information
Net sales																									364,700,000	351,400,000	691,000,000	680,600,000							364,700,000	351,400,000	691,000,000	680,600,000
Net income attributable to Cubic																									$ 24,200,000	$ 23,900,000	$ 37,000,000	$ 45,100,000							$ 26,900,000	$ 23,900,000	$ 40,300,000	$ 45,100,000